Business Dispositions (Tables)	12 Months Ended
Dec. 31, 2010
Business Dispositions (Table) [Abstract]
Discontinued operations income statement and balance sheet disclosures

	Year Ended December 31
$ in millions	2010	2009	2008
Sales and service revenues	$6,711	$7,740	$7,761

Earnings (loss) from discontinued operations	229	345	(2,216)
Income tax expense	(95)	(111)	(90)

Earnings (loss), net of tax	$134	$234	$(2,306)
Gain on divestitures	10	446	66
Income tax benefit (expense)	5	(428)	(40)

Gain from discontinued operations, net of tax	$15	$18	$26

Earnings (loss) from discontinued operations, net of tax	$149	$252	$(2,280)

	December 31,	December 31,
$ in millions	2010	2009
Assets
Current assets	$1,315	$1,162
Property, plant, and equipment, net	1,997	1,977
Goodwill	1,141	1,141
Other assets	759	755

Total assets of discontinued operations	$5,212	$5,035

Liabilities
Trade accounts payable	$274	$312
Other current liabilities	955	868

Current liabilities	1,229	1,180
Long-term liabilities	1,563	1,642

Total liabilities of discontinued operations	$2,792	$2,822